Trade Notes and Accounts Receivable (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)
Receivables
Trade notes	$ 1,016,530	¥ 84,372,000		¥ 82,954,000
Accounts receivable	5,555,807	461,132,000		379,680,000
Total	6,572,337	545,504,000		462,634,000
Long-term trade receivables (Notes 4 and 25)	2,208,072	183,270,000		150,972,000
Total trade receivables	8,817,108	731,820,000		613,606,000
Less: allowance	(190,277)	(15,793,000)		(14,941,000)
Net trade receivables	8,626,831	716,027,000		598,665,000
Allowance for Credi losses of financing receivables
Balance at March 31,2010	90,964	7,550,000
Provision	27,433	2,277,000
Charge- offs	(22,349)	(1,855,000)
Other	(6,000)	(498,000)
Balance at March 31,2011	90,048	7,474,000	90,964
Lease receivables
Minimum lease payments receivable	2,526,783	209,723,000		166,983,000
Unearned income	241,385	(20,035,000)		(16,078,000)
Net lease receivables	2,285,398	189,688,000		150,905,000
Components of securitized trade receivables and other assets managed
Total amount of trade receivables that are managed and securitized	8,817,108	731,820,000		635,610,000
Assets transferred	0	0		22,004,000
Total amount of trade receivable on balance sheet	$ 8,817,108	¥ 731,820,000		¥ 613,606,000
Fair value of retained interests related to securitization transactions
Weighted-average life			23 months
Prepayment speed over the life			0.60%
Expected credit losses over the life			5.60%